Notes Payable and Long-Term Debt	12 Months Ended
Dec. 31, 2014
Notes Payable and Long-Term Debt
Notes Payable and Long-Term Debt

Note 7

Notes Payable and Long-Term Debt

Notes payable amounting to $75,524,000 and $67,699,000 at December 31, 2014 and 2013, respectively, consisted of obligations due to banks on demand or based on Seaboard’s ability and intent to repay within one year. On October 24, 2014, Seaboard entered into a Credit Agreement for a committed line of credit totaling $50,000,000 related to a foreign subsidiary for the Commodity Trading and Milling segment, with a maturity date of October 23, 2015. At December 31, 2014, Seaboard also had another committed bank line totaling $200,000,000, with a maturity date of February 20, 2018, for a total of $250,000,000 in committed bank lines.  As of December 31, 2014, Seaboard also had uncommitted bank lines totaling $243,620,000, of which $193,620,000 of the uncommitted lines relate to foreign subsidiaries. At December 31, 2014, there were no borrowings outstanding under the committed lines and there were $75,524,000 outstanding under the uncommitted lines, respectively, all related to foreign subsidiaries.  The uncommitted borrowings outstanding at December 31, 2014 primarily represented $33,421,000 denominated in South African rand and $28,383,000 denominated in Argentine pesos. The weighted average interest rates for outstanding notes payable were 14.34% and 13.10% at December 31, 2014 and 2013, respectively.

At December 31, 2014, Seaboard’s borrowing capacity under its committed and uncommitted lines was reduced by letters of credit totaling $10,000 and $1,534,000, respectively. The notes payable to banks under the credit lines are unsecured. The lines of credit do not require compensating balances. Facility fees on these agreements are not material.

In July 2014, Seaboard provided notice of optional prepayment to its lenders related to a credit agreement with an original maturity of 2021.  The total principal payment of $85,500,000 was made on August 29, 2014.  In addition, Seaboard was required to pay an approximately $3,760,000 fee for early payment of this long-term debt that was charged to interest expense in the third quarter of 2014. In November 2013, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective December 20, 2013 and paid $18,000,000 in the fourth quarter of 2013. In April 2013, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective May 13, 2013 and paid $10,800,000 in the second quarter of 2013.  In December 2012, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective January 14, 2013 and paid $13,000,000 in the first quarter of 2013.

The terms of the note agreements pursuant to which the bank debt and credit lines were issued require, among other terms, the maintenance of certain ratios and minimum net worth, the most restrictive of which requires an adjusted leverage ratio of less than 3.5 to 1.0; requires the maintenance of consolidated tangible net worth, as defined, of not less than $1,870,445,000, plus 25% of cumulative consolidated net income beginning after December 31, 2012; limits aggregate dividend payments to $25,000,000 per year under certain circumstances; limits the sum of subsidiary indebtedness and priority indebtedness to 20% of consolidated tangible net worth; and limits Seaboard’s ability to acquire investments and sell assets under certain circumstances. Seaboard is in compliance with all restrictive debt covenants relating to these agreements as of December 31, 2014.